Schedule of Outstanding Vested and Unexercised Common Stock Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total outstanding warrants	1,827,650	1,827,650	91,841	204,855
October 2021 [Member] | Vested and Unexercised Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	6.30
Total outstanding warrants	1,737,023	1,737,023
ExpirationDate	Oct. 13, 2026
Exercise price		$ 6.30
Expiration date		Oct. 13, 2026
October 2021 [Member] | Vested and Unexercised Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	6.30
Total outstanding warrants	90,627	90,627
ExpirationDate	Oct. 13, 2026
Exercise price		$ 6.30
Expiration date		Oct. 13, 2026